IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of changes in CGU impairment provision [text block]
All impairment provision charges are presented in the consolidated statement of profit or loss under other expenses by function, whose movements are shown below:

	12-31-2024	12-31-2023
Changes in CGUs impairment provision	ThU.S.$	ThU.S.$
Opening balance	401,527	324,350
Impairment loss recognized in profit or loss	15,684	80,146
Reversal of impairment loss recognized in profit or loss	(38,087)	(7,899)
Increase (decrease) in foreign exchange	(13,620)	4,930
Closing balance	365,504	401,527

Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Changes in provisions for impairment of property, plant and equipment and spare parts due to technical obsolescence or loss to forest due to fires, are shown below:

	12-31-2024	12-31-2023
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	31,933	33,324
Impairment loss recognized in profit or loss	2,840	8,600
Reverse of impairment recognized loss in profit or loss	(2,493)	(10,197)
Increase (decrease) in foreign exchange	(702)	206
Closing balance	31,578	31,933

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is
ThU.S.$ 51,325 (ThU.S.$ 55,891 on December 31, 2023), as shown below:

	12-31-2024	12-31-2023
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,554	40,726
Arauco do Brasil S.A. (Pien mill)	10,039	14,433
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Closing balance	51,325	55,891

	12-31-2024	12-31-2023
Goodwill movement	ThU.S.$	ThU.S.$
Opening balance at January 1	55,891	54,800
Impairment	(1,359)	-
Increase (decrease) in foreign exchange	(3,207)	1,091
Closing balance	51,325	55,891